Summary of significant accounting policies, estimates and judgments - Additional Information (Detail)	12 Months Ended
Oct. 31, 2018
Computer software [member]
Disclosure of property, plant and equipment and intangibles [line items]
Estimated useful lives of intangible assets	3 to 10 years
Customer list and relationships [member]
Disclosure of property, plant and equipment and intangibles [line items]
Estimated useful lives of intangible assets	10 to 20 years
Buildings [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment	25 to 50 years
Computer equipment [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment	3 to 10 years
Furniture Fixtures and Other Equipment [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment	7 to 10 years
Leasehold Improvements [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment	Up to a maximum of 10 years